Business and asset acquisitions (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Business And Asset Acquisitions [Line Items]
Bargain purchase gain (note 30)	$ 0	$ 87,496	$ 0
Proveedora La Perla S A de C V [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories		13,835
Inventories		5,846
Property, plant and equipment		584,884
Total assets		604,565
Current liabilities		(392,646)
Deferred income tax		(79,423)
Acquired net identifiable assets, net		132,496
Consideration paid		45,000
Bargain purchase gain (note 30)		$ 87,496